Related party transactions (Details) - USD ($)	12 Months Ended				24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024
Related party borrowings and receivables
Amount payable	$ 6,000,000	$ 9,000,000			$ 6,000,000
Other related party transactions
Reimbursement of costs	$ 2,000,000
Corporate services provided.			$ 38,000,000	$ 33,000,000	$ 39,000,000
Yeoman Capital S.A. and subsidiaries | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding	33.88%				33.88%
Paul Coulson Ownership Interests
Related party borrowings and receivables
Shares held in entity.	125,000				125,000
Paul Coulson Ownership Interests | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding	18.83%				18.83%
Paul Coulson Ownership Interests | Yeoman Capital S.A. and subsidiaries
Related party borrowings and receivables
Percentage of interest in Yeoman Capital S.A	52.44%				52.44%
Key Management Personnel
Related party borrowings and receivables
Amount payable	$ 4,000,000	1,000,000			$ 4,000,000
Salaries and other short term employee benefits	6,000,000	3,000,000
Potential other post employment and other benefits payable.	3,000,000	0			$ 3,000,000
Postemployment benefits	$ 3,000,000	$ 1,000,000